CONSOLIDATED STATEMENT OF CASHFLOWS - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Cash generated by operations	R 222,900,000	R 21,500,000	R 398,200,000
Finance income received	21,900,000	23,800,000	22,300,000
Finance expenses paid	(3,500,000)	(3,700,000)	(5,000,000)
Income tax (paid)/received	(7,500,000)	10,000,000	400,000
Net cash inflow from operating activities	233,800,000	51,600,000	415,900,000
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(125,900,000)	(110,600,000)	(99,800,000)
Proceeds on disposal of property, plant and equipment	7,000,000	20,500,000	7,000,000
Environmental rehabilitation payments	(21,500,000)	(11,600,000)	(10,600,000)
Other	0	5,000,000	(3,800,000)
Net cash outflow from investing activities	(140,400,000)	(96,700,000)	(107,200,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of loans and borrowings	0	0	(22,500,000)
Repayment of finance lease obligation	(2,800,000)	(2,400,000)	(2,000,000)
Dividends paid on ordinary share capital	(42,200,000)	(50,600,000)	(252,900,000)
Proceeds from the issue of shares	0	0	2,800,000
Acquisition of treasury shares	0	0	6,500,000
Net cash outflow from financing activities	(45,000,000)	(53,000,000)	(281,100,000)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	48,400,000	(98,100,000)	27,600,000
Cash and cash equivalents at the beginning of the year	253,700,000	351,800,000	324,400,000
Foreign exchange movements	0	0	(200,000)
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R 302,100,000	R 253,700,000	R 351,800,000